SCHEDULE OF SEGMENT REPORTING (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenues	$ 10,978,571	$ 12,258,451	$ 22,125,320
Cost of goods sold	9,803,883	9,418,606	17,967,593
Gross profit	1,174,688	2,839,845	4,157,727
Depreciation and amortization	87,973	388,319	307,563
Capital expenditures	25,916	81,197	27,705
Loss from operations	(3,739,370)	(1,101,697)	(2,237,320)
Provision for income taxes	211,144
Segment loss	(11,219,851)	(1,117,586)	(2,218,062)
Segment assets	37,853,361	28,290,040	37,462,877
Clean Food Platform [Member]
Segment Reporting Information [Line Items]
Revenues	2,144,217	12,145,531	22,096,730
Cost of goods sold	1,905,036	9,343,635	17,967,581
Gross profit	239,181	2,801,896	4,129,149
Depreciation and amortization	87,973	237,366	200,921
Capital expenditures	19,437	49,772	5,063
Loss from operations	(3,543,160)	(693,466)	(1,841,174)
Provision for income taxes	8,917
Segment loss	(4,576,496)	(712,163)	(1,822,536)
Segment assets	36,397,974	1,891,075	10,853,114
Restaurant [Member]
Segment Reporting Information [Line Items]
Revenues	8,834,354	100,945	28,590
Cost of goods sold	7,898,847	74,949	12
Gross profit	935,507	25,996	28,578
Depreciation and amortization		124,215	106,540
Capital expenditures	6,479	2,912	18,766
Loss from operations	(196,210)	(259,274)	(134,053)
Provision for income taxes	202,227
Segment loss	(6,643,355)	(256,503)	(133,433)
Segment assets	1,455,387	123,940	443,595
Other Segments [Member]
Segment Reporting Information [Line Items]
Revenues		11,975
Cost of goods sold		22
Gross profit		11,953
Depreciation and amortization		26,738	102
Capital expenditures		28,513	3,876
Loss from operations		(148,957)	(262,093)
Provision for income taxes
Segment loss		(148,920)	(262,093)
Segment assets		$ 26,275,025	$ 26,166,168